Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2022 shares	Dec. 31, 2022 Units	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 € / shares	Dec. 31, 2021 shares	Dec. 31, 2021 Units	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 shares	Dec. 31, 2020 Units	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 shares
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		13,081,328	13,081,328			8,838,015	8,838,015				5,052,131
Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		6,238,316	6,238,316			7,253,823	7,253,823			3,052,471	1,999,660		1,301,832
Exercise price | (per share)	€ 0.0021				€ 0.0021				$ 0.0021
Average Fair Value				€ 3,100				€ 570				€ 880
Employee Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		1,285,619	1,285,619			1,584,192	1,584,192			1,999,660	3,052,471		0
Average Fair Value				850				€ 850				€ 1,010.00
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
Founders Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		1,033,609	1,033,609			0
Exercise price | € / shares	€ 1.93
Average Fair Value				7,930
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		2,027,765	2,027,765			0
Average Fair Value				9,320
Description Of Weighted Average Remaining Contractual Life Of Share Options	1/3 per year 2023-2025
RSU Coil & Ares [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options | Units			496,019
Average Fair Value				9,430
RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		2,000,000	2,000,000			0
Average Fair Value				€ 2,810
Bottom of range [member] | Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2023 years
Bottom of range [member] | RSU Coil & Ares [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2023 years
Bottom of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2023 years
Top of range [member] | Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2024 years
Top of range [member] | RSU Coil & Ares [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2024 years
Top of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2029 years